Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss attributable to common stock-basic and diluted	$ (4,500,272)	$ (3,765,122)	$ (14,406,262)	$ (15,468,502)
Weighted average shares-basic	17,355,609	6,382,180	6,853,733	6,441,116
Weighted average shares-diluted	17,355,609	6,382,180	6,853,733	6,441,116
Net loss per share attributable to common stock-basic	$ (0.26)	$ (0.59)	$ (2.10)	$ (2.40)
Net loss per share attributable to common stock-diluted	$ (0.26)	$ (0.59)	$ (2.10)	$ (2.40)